Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock 1 [Member] Preferred Stock [Member]	Common Stock 1 [Member] Common Stock Outstanding [Member]	Common Stock 1 [Member] Additional Paid-in Capital [Member]	Common Stock 1 [Member] Retained Earnings [Member]	Common Stock 1 [Member] Treasury Stock, Common [Member]	Common Stock 1 [Member] Treasury Stock, Preferred [Member]	Common Stock 1 [Member]	Preferred Stock 1 [Member] Preferred Stock [Member]	Preferred Stock 1 [Member] Common Stock Outstanding [Member]	Preferred Stock 1 [Member] Additional Paid-in Capital [Member]	Preferred Stock 1 [Member] Retained Earnings [Member]	Preferred Stock 1 [Member] Treasury Stock, Common [Member]	Preferred Stock 1 [Member] Treasury Stock, Preferred [Member]	Preferred Stock 1 [Member]	Preferred Stock [Member]	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Treasury Stock, Preferred [Member]	Total
Balances (in shares) at Dec. 31, 2019
Balances at Dec. 31, 2019																					$ 10
Issuance of stock through public offering, net (in shares)								2,000,000
Issuance of stock through public offering, net		$ 54,000	$ 91,434,000				$ 91,488,000	$ 20,000		$ 46,061,000				$ 46,081,000
Vesting of stock-based compensation																	292,000				$ 292,000
Repurchase of stock (in shares)		(113,511)																			113,511
Repurchase of stock		$ (1,000)			(1,715,000)		(1,716,000)						(8,567,000)	(8,571,000)							$ (1,700,000)
Repurchase of preferred stock (in shares)								(355,000)
Repurchase of stock								$ (4,000)
Net income attributable to preferred stockholders																		874,000			874,000
Net income attributable to common stockholders																		1,779,000			1,779,000
Preferred stock dividends declared																		(874,000)			(874,000)
Common stock dividends declared																		(5,488,000)			(5,488,000)
Balances (in shares) at Sep. 30, 2020															1,645,000	5,236,489
Balances at Sep. 30, 2020															$ 16,000	$ 53,000	137,787,000	(3,709,000)	(1,715,000)	(8,567,000)	123,865,000
Balances (in shares) at Jun. 30, 2020																5,262,534
Balances at Jun. 30, 2020																$ 53,000	91,933,000	(4,351,000)	(1,338,000)		86,297,000
Issuance of common stock through public offering, net			(459,000)				(459,000)
Issuance of stock through public offering, net (in shares)								2,000,000
Issuance of stock through public offering, net								$ 20,000		46,061,000				46,081,000
Vesting of stock-based compensation																	252,000				252,000
Repurchase of stock (in shares)		(26,045)
Repurchase of stock					$ (377,000)		$ (377,000)						$ (8,567,000)	$ (8,571,000)
Repurchase of preferred stock (in shares)								(355,000)
Repurchase of stock								$ (4,000)
Net income attributable to preferred stockholders																		874,000			874,000
Net income attributable to common stockholders																		2,862,000			2,862,000
Preferred stock dividends declared																		(874,000)			(874,000)
Common stock dividends declared																		(2,220,000)			(2,220,000)
Balances (in shares) at Sep. 30, 2020															1,645,000	5,236,489
Balances at Sep. 30, 2020															$ 16,000	$ 53,000	$ 137,787,000	$ (3,709,000)	$ (1,715,000)	$ (8,567,000)	$ 123,865,000